Fair Value of Plan Assets (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements of Assets Recognized in Statements of Net Assets Available for Benefits
The following table presents the fair value measurements of assets recognized in the accompanying statements of net assets available for benefits measured at fair value and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2025 and 2024:

		Fair Value Measurements Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2025
Mutual funds	$36,994,263	$36,994,263	$—	$—
Common stock	15,111,279	15,111,279	—	—
Total	$52,105,542	$52,105,542	$—	$—
December 31, 2024
Mutual funds	$34,345,111	$34,345,111	$—	$—
Common stock	12,295,336	12,295,336	—	—
Total	$46,640,447	$46,640,447	$—	$—